ACQUISITIONS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS [Text Block]

4. Acquisitions

Loncor Kilo Inc.

On September 27, 2019, the Company closed certain transactions provided for by an agreement (the "Agreement") entered into by the Company with Resolute (Treasury) Pty Ltd ("Resolute"), Kilo Goldmines Ltd. ("KGL") and Kilo Goldmines Inc. ("Kilo Inc.", and together with KGL, "Kilo"), and which resulted in the Company acquiring Kilo Inc. Pursuant to the Agreement, (a) Resolute assigned to the Company, for nominal consideration, all of Resolute's rights under a secured cash advance facility (the "Facility") which Resolute had made available to Kilo (including Resolute's rights under the security provided by Kilo in respect of the Facility (the "Security")), (b) Kilo consented to the said assignment of the Facility (including the Security) from Resolute to the Company, and (c) following implementation of the said assignment, the Company exercised its rights under the Security (the "Security Enforcement") as a secured creditor to realize on all of the outstanding shares of Kilo Inc., in full satisfaction of all amounts owing under the Facility (prior to the Security Enforcement, Kilo Inc. was a wholly-owned subsidiary of KGL). In the Agreement, Kilo agreed to cooperate with and assist the Company in the Security Enforcement and for such cooperation and assistance, the Company paid $98,124 (Cdn$130,000) to KGL.

Upon the Company completing the Security Enforcement, Kilo Inc. became a wholly-owned subsidiary of the Company, such that the Company now holds, through Kilo Inc., Kilo Inc.'s mineral projects in the Congo (these mineral projects consisted of a 71.25% interest in the Adumbi properties and a 49% interest in the Isiro properties, which are all located in the Ngayu gold belt in northeastern Congo near Loncor's existing Ngayu properties). See Notes 9(e) and 9(f).

The acquisition of Kilo Inc. has been recorded as a business combination under IFRS 3 Business Combinations.The total consideration has been allocated to the fair value of assets and liabilities acquired as follows:

Total consideration:
Cash consideration	$98,124
Purchase Price	$98,124

Fair value of assets and liabilities:
Cash and cash equivalent	$599
Property, Plant and Equipment	$223,346
Exploration and Evaluation Assets	$175,446
Accounts payable and accrued liabilities	$(301,267)
Fair value of net assets acquired	$98,124

In March 2020, the Company acquired an additional 5.04% interest in Adumbi pursuant to a private transaction with one of the former minority shareholders of Adumbi for total consideration of $140,000. This acquisition increased the Company's interest in Adumbi from 71.25% to 76.29%. In September 2020, Adumbi was restructured as per the requirements of the OHADA (Organization for the Harmonization of Business Law in Africa) Uniform Act relating to commercial companies. The restructuring resulted in the Company increasing its interest in Adumbi Mining to 84.68%, minority shareholders holding 5.32% and the Congo 10%. The Congo was allocated 10% in accordance with the requirements of the new Congo Mining Code enacted in 2018. Also as a result of the restructuring, Adumbi Mining will now operate as "Adumbi Mining S.A." rather than Adumbi Mining SARL.

Devon and Navarro

In June 2018, the Company completed the acquisition of all of the issued and outstanding shares of Devon Resources SARL (Devon), a corporation incorporated under the laws of the Congo, for total consideration comprising:

a) The issuance by the Company of 500,000 common shares of the Company valued at Cdn$100,000

b) The payment of $75,000 in cash

c) The payment of $190,000 in satisfaction of an outstanding loan provided by Devon to the Company.

Also, in June 2018, the Company completed the acquisition of all of the issued and outstanding shares of Navarro Resources SARL (Navarro), a corporation incorporated under the laws of the Congo, for a total purchase price of $300,000, paid for by the settlement of a $300,000 loan provided by the Company to Navarro.

Both acquisitions have been treated as a purchase of assets for accounting purposes as the requirements for business combinations under IFRS 3 Business Combination had not been met.